Biological Assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Biological Assets

8.	Biological Assets

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The roll-forward of the biological assets are presented below:

	Current		Non-current
	Live animals
	Total		Live animals		Forests		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	2,702,164	3,151,551	1,315,218	1,301,971	543,098	347,162	1,858,316	1,649,133
Additions/Transfer	25,575,764	27,098,935	702,790	710,121	86,008	72,576	788,798	782,697
Changes in fair value	3,457,499	2,959,703	(576,956)	(380,608)	(78,578)	187,736	(655,534)	(192,872)
Harvest	-	-	-	-	(69,060)	(48,410)	(69,060)	(48,410)
Write-off	-	-	-	-	(11,130)	(15,966)	(11,130)	(15,966)
Transfer between current and non-current	205,082	284,002	(205,082)	(284,002)	-	-	(205,082)	(284,002)
Transfer to inventories	(29,103,917)	(30,727,668)	-	-	-	-	-	-
Exchange variation	11,677	(71,052)	5,173	(37,316)	-	-	5,173	(37,316)
Monetary correction by Hyperinflation	(3,636)	6,693	75,756	5,052	-	-	75,756	5,052
Ending balance	2,844,633	2,702,164	1,316,899	1,315,218	470,338	543,098	1,787,237	1,858,316

The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,518,391 (R$1,390,550 in the same period of the previous year).

The estimated quantities of live animals on December 31, 2024, are 201,241 thousand heads of poultry and 4,865 thousand heads of pork (198,729 thousand heads of poultry and 4,866 thousand heads of pork on December 31, 2023).

The Company has forests pledged as collateral for financing and tax and civil contingencies on December 31, 2024, in the amount of R$70,025 (R$71,399 on December 31, 2023).

8.1.	Sensitivity analysis

The fair value of animals and forests is determined using unobservable inputs; therefore, it is classified in the Level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value and their impact on measurement are presented below.

The estimated fair value can change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate
Live animals	Cost approach	Price of the feed inputs	Increase in feed cost	Decrease in feed cost
		Storage costs	Increase in storage cost	Decrease in storage cost
		Outgrowers cost	Increase in outgrowers cost	Decrease in outgrowers cost

The prices used in the valuation are those practiced in the regions where the Company is located and were obtained through market research. The discount rate corresponds to the average cost of capital and other economic assumptions for a market participant.

The weighted average price used in the valuation of biological assets (forests) on December 31, 2024, was equivalent to R$85.12 per stere (R$76.22 per stere on December 31, 2023). The real discount rate used in the valuation of the biological asset (forests) on December 31, 2024, was 9.2% p.a. (8.1% p.a. on December 31, 2023).

Accounting policy:

The company classifies live animals and forests as biological assets. These assets are valued at fair value, using the cost approach for live animals and the income approach for forests.

Every year, the Company carries out a fair value assessment study using the discounted cash flow method and the gain or loss arising from the change in the fair value of the biological asset is recognized in the income statement for the year in which it originates.

The calculation of the fair value of live animals already includes all the losses inherent in the breeding process.